Shareholder Report	12 Months Ended
Aug. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	DEUTSCHE DWS ASSET ALLOCATION TRUST
Entity Central Index Key	0000926425
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
C000016760
Shareholder Report [Line Items]
Fund Name	DWS Equity Sector Strategy Fund
Class Name	Class A
Trading Symbol	SUPAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS Equity Sector Strategy Fund (the "Fund") for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$79	0.74%

Gross expense ratio as of the latest prospectus: 1.03%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class A shares of the Fund returned 14.82% (unadjusted for sales charges) for the period ended August 31, 2025. The Fund's index, the S&P 500® Index, returned 15.88% for the same period.

The slight underperformance was largely a function of our defensive positioning in the first eight months of the reporting period. Seeing a variety of potential macroeconomic and policy risks, we maintained a meaningful cash position and a tilt toward lower-beta stocks (those with below-average sensitivity to market movements). As a result, the Fund did not fully participate in the rally in the S&P 500® Index in that span. We subsequently used the March-April sell-off as an opportunity to put cash to work, especially in the information technology and communication services sectors. This shift helped the Fund capitalize on the market recovery from mid-April onward and recapture some of the shortfall caused by its defensive stance earlier in the period.

At the industry level, an overweight position in banks made the largest contribution to performance. An overweight in the interactive media and entertainment industry was an additional positive thanks to holdings in Google parent Alphabet, Inc. (5.2%), Meta Platforms, Inc. (3.0%), and Netflix Corp. (1.2%). The Fund was also helped by overweights in the electric utilities and electric equipment industries (the latter of which is part of the industrials sector). This positioning reflected our effort to emphasize market segments we saw as being poised to capitalize on rising power demand. An underweight in the life sciences and tools category in the healthcare sector was a further positive. On the other hand, an underweight in the auto industry detracted due primarily to the lack of a position in Tesla, Inc.* The Fund was also hurt by its underweight in the semiconductor industry, particularly in NVIDIA, Inc. (6.6%), at a time of elevated enthusiasm about the growth potential of artificial intelligence.

A conservative approach to investing in new entrants to the index was an additional headwind, as it prevented the Fund from taking advantage of the sizable outperformance for Palantir Technologies, Inc., which the Fund didn't hold, among other stocks.

Percentages in parentheses are based on the Fund’s net assets as of August 31, 2025.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class A	S&P 500® Index
'15	$9,425	$10,000
'15	$9,237	$9,753
'15	$9,638	$10,575
'15	$9,669	$10,607
'15	$9,424	$10,439
'16	$9,060	$9,921
'16	$8,734	$9,908
'16	$9,028	$10,580
'16	$9,117	$10,621
'16	$9,124	$10,812
'16	$9,066	$10,840
'16	$9,309	$11,240
'16	$9,334	$11,255
'16	$9,398	$11,257
'16	$9,245	$11,052
'16	$9,143	$11,461
'16	$9,278	$11,688
'17	$9,450	$11,910
'17	$9,588	$12,383
'17	$9,720	$12,397
'17	$9,891	$12,524
'17	$10,095	$12,701
'17	$10,102	$12,780
'17	$10,339	$13,043
'17	$10,366	$13,083
'17	$10,517	$13,352
'17	$10,603	$13,664
'17	$10,669	$14,083
'17	$10,815	$14,240
'18	$11,190	$15,055
'18	$10,741	$14,500
'18	$10,661	$14,132
'18	$10,708	$14,186
'18	$10,641	$14,527
'18	$10,547	$14,617
'18	$10,681	$15,161
'18	$10,634	$15,655
'18	$10,634	$15,744
'18	$9,938	$14,668
'18	$9,998	$14,967
'18	$9,565	$13,615
'19	$10,167	$14,706
'19	$10,358	$15,179
'19	$10,495	$15,473
'19	$10,748	$16,100
'19	$10,358	$15,077
'19	$10,851	$16,139
'19	$10,830	$16,371
'19	$10,693	$16,112
'19	$10,871	$16,414
'19	$11,097	$16,769
'19	$11,329	$17,378
'19	$11,654	$17,902
'20	$11,544	$17,895
'20	$10,807	$16,422
'20	$9,428	$14,394
'20	$10,224	$16,239
'20	$10,586	$17,012
'20	$10,807	$17,351
'20	$11,308	$18,329
'20	$11,809	$19,647
'20	$11,463	$18,900
'20	$11,278	$18,397
'20	$12,392	$20,411
'20	$12,897	$21,196
'21	$12,920	$20,982
'21	$13,205	$21,561
'21	$13,528	$22,505
'21	$14,038	$23,706
'21	$14,255	$23,872
'21	$14,428	$24,429
'21	$14,488	$25,009
'21	$14,863	$25,770
'21	$14,143	$24,571
'21	$14,968	$26,292
'21	$14,811	$26,110
'21	$15,526	$27,280
'22	$14,715	$25,869
'22	$14,254	$25,094
'22	$14,665	$26,026
'22	$13,424	$23,756
'22	$13,514	$23,800
'22	$12,513	$21,836
'22	$13,434	$23,849
'22	$12,943	$22,876
'22	$11,872	$20,769
'22	$12,923	$22,451
'22	$13,584	$23,706
'22	$12,978	$22,340
'23	$13,659	$23,743
'23	$13,313	$23,164
'23	$13,669	$24,015
'23	$13,943	$24,389
'23	$13,842	$24,495
'23	$14,583	$26,114
'23	$14,990	$26,953
'23	$14,797	$26,524
'23	$14,218	$25,259
'23	$14,096	$24,728
'23	$15,183	$26,986
'23	$15,728	$28,212
'24	$16,047	$28,686
'24	$16,695	$30,218
'24	$17,230	$31,190
'24	$16,582	$29,916
'24	$17,282	$31,400
'24	$17,755	$32,527
'24	$17,961	$32,922
'24	$18,383	$33,721
'24	$18,692	$34,441
'24	$18,507	$34,129
'24	$19,402	$36,132
'24	$18,854	$35,271
'25	$19,508	$36,253
'25	$19,394	$35,780
'25	$18,449	$33,764
'25	$18,231	$33,535
'25	$19,269	$35,646
'25	$20,246	$37,459
'25	$20,703	$38,299
'25	$21,108	$39,076

Average Annual Return [Table Text Block]

Average Annual Total Returns

Class/Index	1-Year	5-Year	10-Year
Class A Unadjusted for Sales Charge	14.82%	12.32%	8.40%
Class A Adjusted for the Maximum Sales Charge (max 5.75% load)	8.22%	10.99%	7.76%
S&P 500® Index	15.88%	14.74%	14.60%

On each of August 9, 2021, July 29, 2019, and October 19, 2015, the Fund’s investment strategy changed. Performance would have been different if the Fund’s current investment strategy had been in effect during the prior periods.

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Please visit dws.com/en-us/products/mutual-funds for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had reflected sales charges.

No Deduction of Taxes [Text Block]	The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 90,897,046
Holdings Count | Holding	242
Advisory Fees Paid, Amount	$ 113,654
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	90,897,046
Number of Portfolio Holdings	242
Portfolio Turnover Rate (%)	27
Total Net Advisory Fees Paid ($)	113,654

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	91%
Cash Equivalents	7%
Exchange-Traded Funds	2%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Information Technology	31%
Financials	17%
Health Care	13%
Communication Services	10%
Industrials	6%
Consumer Discretionary	5%
Utilities	4%
Consumer Staples	3%
Materials	1%
Energy	1%
Real Estate	0%

Ten Largest Equity Holdings

Holdings	38.6% of Net Assets
Microsoft Corp.	7.4%
NVIDIA Corp.	6.6%
Apple, Inc.	5.7%
Alphabet, Inc.	5.2%
Amazon.com, Inc.	4.0%
Meta Platforms, Inc.	3.0%
JPMorgan Chase & Co.	2.0%
Broadcom, Inc.	1.7%
Berkshire Hathaway, Inc.	1.6%
Eli Lilly & Co.	1.4%

Material Fund Change [Text Block]
C000016763
Shareholder Report [Line Items]
Fund Name	DWS Equity Sector Strategy Fund
Class Name	Class C
Trading Symbol	SUPCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS Equity Sector Strategy Fund (the "Fund") for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$159	1.49%

Gross expense ratio as of the latest prospectus: 1.93%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 159
Expense Ratio, Percent	1.49%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class C shares of the Fund returned 13.87% (unadjusted for sales charges) for the period ended August 31, 2025. The Fund's index, the S&P 500® Index, returned 15.88% for the same period.

The slight underperformance was largely a function of our defensive positioning in the first eight months of the reporting period. Seeing a variety of potential macroeconomic and policy risks, we maintained a meaningful cash position and a tilt toward lower-beta stocks (those with below-average sensitivity to market movements). As a result, the Fund did not fully participate in the rally in the S&P 500® Index in that span. We subsequently used the March-April sell-off as an opportunity to put cash to work, especially in the information technology and communication services sectors. This shift helped the Fund capitalize on the market recovery from mid-April onward and recapture some of the shortfall caused by its defensive stance earlier in the period.

At the industry level, an overweight position in banks made the largest contribution to performance. An overweight in the interactive media and entertainment industry was an additional positive thanks to holdings in Google parent Alphabet, Inc. (5.2%), Meta Platforms, Inc. (3.0%), and Netflix Corp. (1.2%). The Fund was also helped by overweights in the electric utilities and electric equipment industries (the latter of which is part of the industrials sector). This positioning reflected our effort to emphasize market segments we saw as being poised to capitalize on rising power demand. An underweight in the life sciences and tools category in the healthcare sector was a further positive. On the other hand, an underweight in the auto industry detracted due primarily to the lack of a position in Tesla, Inc.* The Fund was also hurt by its underweight in the semiconductor industry, particularly in NVIDIA, Inc. (6.6%), at a time of elevated enthusiasm about the growth potential of artificial intelligence.

A conservative approach to investing in new entrants to the index was an additional headwind, as it prevented the Fund from taking advantage of the sizable outperformance for Palantir Technologies, Inc., which the Fund didn't hold, among other stocks.

Percentages in parentheses are based on the Fund’s net assets as of August 31, 2025.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class C	S&P 500® Index
'15	$10,000	$10,000
'15	$9,792	$9,753
'15	$10,214	$10,575
'15	$10,241	$10,607
'15	$9,975	$10,439
'16	$9,582	$9,921
'16	$9,236	$9,908
'16	$9,541	$10,580
'16	$9,622	$10,621
'16	$9,629	$10,812
'16	$9,561	$10,840
'16	$9,812	$11,240
'16	$9,826	$11,255
'16	$9,894	$11,257
'16	$9,724	$11,052
'16	$9,609	$11,461
'16	$9,744	$11,688
'17	$9,918	$11,910
'17	$10,064	$12,383
'17	$10,189	$12,397
'17	$10,363	$12,524
'17	$10,571	$12,701
'17	$10,578	$12,780
'17	$10,814	$13,043
'17	$10,835	$13,083
'17	$10,988	$13,352
'17	$11,071	$13,664
'17	$11,133	$14,083
'17	$11,278	$14,240
'18	$11,656	$15,055
'18	$11,187	$14,500
'18	$11,095	$14,132
'18	$11,144	$14,186
'18	$11,060	$14,527
'18	$10,955	$14,617
'18	$11,088	$15,161
'18	$11,032	$15,655
'18	$11,025	$15,744
'18	$10,297	$14,668
'18	$10,353	$14,967
'18	$9,901	$13,615
'19	$10,519	$14,706
'19	$10,710	$15,179
'19	$10,838	$15,473
'19	$11,094	$16,100
'19	$10,682	$15,077
'19	$11,186	$16,139
'19	$11,158	$16,371
'19	$11,008	$16,112
'19	$11,186	$16,414
'19	$11,413	$16,769
'19	$11,640	$17,378
'19	$11,971	$17,902
'20	$11,850	$17,895
'20	$11,091	$16,422
'20	$9,671	$14,394
'20	$10,476	$16,239
'20	$10,840	$17,012
'20	$11,061	$17,351
'20	$11,569	$18,329
'20	$12,070	$19,647
'20	$11,713	$18,900
'20	$11,508	$18,397
'20	$12,640	$20,411
'20	$13,151	$21,196
'21	$13,166	$20,982
'21	$13,442	$21,561
'21	$13,764	$22,505
'21	$14,271	$23,706
'21	$14,478	$23,872
'21	$14,646	$24,429
'21	$14,692	$25,009
'21	$15,068	$25,770
'21	$14,332	$24,571
'21	$15,160	$26,292
'21	$14,984	$26,110
'21	$15,698	$27,280
'22	$14,866	$25,869
'22	$14,394	$25,094
'22	$14,805	$26,026
'22	$13,542	$23,756
'22	$13,624	$23,800
'22	$12,608	$21,836
'22	$13,521	$23,849
'22	$13,018	$22,876
'22	$11,940	$20,769
'22	$12,987	$22,451
'22	$13,645	$23,706
'22	$13,024	$22,340
'23	$13,697	$23,743
'23	$13,345	$23,164
'23	$13,697	$24,015
'23	$13,956	$24,389
'23	$13,852	$24,495
'23	$14,576	$26,114
'23	$14,980	$26,953
'23	$14,783	$26,524
'23	$14,193	$25,259
'23	$14,059	$24,728
'23	$15,135	$26,986
'23	$15,662	$28,212
'24	$15,974	$28,686
'24	$16,608	$30,218
'24	$17,128	$31,190
'24	$16,473	$29,916
'24	$17,160	$31,400
'24	$17,628	$32,527
'24	$17,815	$32,922
'24	$18,231	$33,721
'24	$18,522	$34,441
'24	$18,324	$34,129
'24	$19,198	$36,132
'24	$18,645	$35,271
'25	$19,281	$36,253
'25	$19,156	$35,780
'25	$18,208	$33,764
'25	$17,979	$33,535
'25	$18,989	$35,646
'25	$19,947	$37,459
'25	$20,385	$38,299
'25	$20,760	$39,076

Average Annual Return [Table Text Block]

Average Annual Total Returns

Class/Index	1-Year	5-Year	10-Year
Class C Unadjusted for Sales Charge	13.87%	11.46%	7.58%
Class C Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	12.87%	11.46%	7.58%
S&P 500® Index	15.88%	14.74%	14.60%

On each of August 9, 2021, July 29, 2019, and October 19, 2015, the Fund’s investment strategy changed. Performance would have been different if the Fund’s current investment strategy had been in effect during the prior periods.

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Please visit dws.com/en-us/products/mutual-funds for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions.

No Deduction of Taxes [Text Block]	The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 90,897,046
Holdings Count | Holding	242
Advisory Fees Paid, Amount	$ 113,654
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	90,897,046
Number of Portfolio Holdings	242
Portfolio Turnover Rate (%)	27
Total Net Advisory Fees Paid ($)	113,654

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	91%
Cash Equivalents	7%
Exchange-Traded Funds	2%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Information Technology	31%
Financials	17%
Health Care	13%
Communication Services	10%
Industrials	6%
Consumer Discretionary	5%
Utilities	4%
Consumer Staples	3%
Materials	1%
Energy	1%
Real Estate	0%

Ten Largest Equity Holdings

Holdings	38.6% of Net Assets
Microsoft Corp.	7.4%
NVIDIA Corp.	6.6%
Apple, Inc.	5.7%
Alphabet, Inc.	5.2%
Amazon.com, Inc.	4.0%
Meta Platforms, Inc.	3.0%
JPMorgan Chase & Co.	2.0%
Broadcom, Inc.	1.7%
Berkshire Hathaway, Inc.	1.6%
Eli Lilly & Co.	1.4%

Material Fund Change [Text Block]
C000016764
Shareholder Report [Line Items]
Fund Name	DWS Equity Sector Strategy Fund
Class Name	Class S
Trading Symbol	SPGRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS Equity Sector Strategy Fund (the "Fund") for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$53	0.49%

Gross expense ratio as of the latest prospectus: 0.81%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class S shares of the Fund returned 15.05% for the period ended August 31, 2025. The Fund's index, the S&P 500® Index, returned 15.88% for the same period.

The slight underperformance was largely a function of our defensive positioning in the first eight months of the reporting period. Seeing a variety of potential macroeconomic and policy risks, we maintained a meaningful cash position and a tilt toward lower-beta stocks (those with below-average sensitivity to market movements). As a result, the Fund did not fully participate in the rally in the S&P 500® Index in that span. We subsequently used the March-April sell-off as an opportunity to put cash to work, especially in the information technology and communication services sectors. This shift helped the Fund capitalize on the market recovery from mid-April onward and recapture some of the shortfall caused by its defensive stance earlier in the period.

At the industry level, an overweight position in banks made the largest contribution to performance. An overweight in the interactive media and entertainment industry was an additional positive thanks to holdings in Google parent Alphabet, Inc. (5.2%), Meta Platforms, Inc. (3.0%), and Netflix Corp. (1.2%). The Fund was also helped by overweights in the electric utilities and electric equipment industries (the latter of which is part of the industrials sector). This positioning reflected our effort to emphasize market segments we saw as being poised to capitalize on rising power demand. An underweight in the life sciences and tools category in the healthcare sector was a further positive. On the other hand, an underweight in the auto industry detracted due primarily to the lack of a position in Tesla, Inc.* The Fund was also hurt by its underweight in the semiconductor industry, particularly in NVIDIA, Inc. (6.6%), at a time of elevated enthusiasm about the growth potential of artificial intelligence.

A conservative approach to investing in new entrants to the index was an additional headwind, as it prevented the Fund from taking advantage of the sizable outperformance for Palantir Technologies, Inc., which the Fund didn't hold, among other stocks.

Percentages in parentheses are based on the Fund’s net assets as of August 31, 2025.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class S	S&P 500® Index
'15	$10,000	$10,000
'15	$9,801	$9,753
'15	$10,232	$10,575
'15	$10,265	$10,607
'15	$10,011	$10,439
'16	$9,624	$9,921
'16	$9,279	$9,908
'16	$9,597	$10,580
'16	$9,686	$10,621
'16	$9,699	$10,812
'16	$9,638	$10,840
'16	$9,903	$11,240
'16	$9,930	$11,255
'16	$9,998	$11,257
'16	$9,842	$11,052
'16	$9,733	$11,461
'16	$9,875	$11,688
'17	$10,065	$11,910
'17	$10,212	$12,383
'17	$10,352	$12,397
'17	$10,542	$12,524
'17	$10,759	$12,701
'17	$10,773	$12,780
'17	$11,026	$13,043
'17	$11,054	$13,083
'17	$11,216	$13,352
'17	$11,314	$13,664
'17	$11,391	$14,083
'17	$11,541	$14,240
'18	$11,941	$15,055
'18	$11,469	$14,500
'18	$11,383	$14,132
'18	$11,441	$14,186
'18	$11,369	$14,527
'18	$11,269	$14,617
'18	$11,419	$15,161
'18	$11,369	$15,655
'18	$11,369	$15,744
'18	$10,626	$14,668
'18	$10,697	$14,967
'18	$10,240	$13,615
'19	$10,884	$14,706
'19	$11,089	$15,179
'19	$11,235	$15,473
'19	$11,506	$16,100
'19	$11,096	$15,077
'19	$11,623	$16,139
'19	$11,608	$16,371
'19	$11,462	$16,112
'19	$11,652	$16,414
'19	$11,901	$16,769
'19	$12,150	$17,378
'19	$12,502	$17,902
'20	$12,383	$17,895
'20	$11,600	$16,422
'20	$10,120	$14,394
'20	$10,975	$16,239
'20	$11,371	$17,012
'20	$11,608	$17,351
'20	$12,146	$18,329
'20	$12,684	$19,647
'20	$12,320	$18,900
'20	$12,122	$18,397
'20	$13,325	$20,411
'20	$13,871	$21,196
'21	$13,904	$20,982
'21	$14,202	$21,561
'21	$14,558	$22,505
'21	$15,107	$23,706
'21	$15,341	$23,872
'21	$15,535	$24,429
'21	$15,599	$25,009
'21	$16,011	$25,770
'21	$15,236	$24,571
'21	$16,132	$26,292
'21	$15,963	$26,110
'21	$16,740	$27,280
'22	$15,868	$25,869
'22	$15,373	$25,094
'22	$15,825	$26,026
'22	$14,479	$23,756
'22	$14,587	$23,800
'22	$13,510	$21,836
'22	$14,501	$23,849
'22	$13,973	$22,876
'22	$12,832	$20,769
'22	$13,963	$22,451
'22	$14,673	$23,706
'22	$14,025	$22,340
'23	$14,759	$23,743
'23	$14,397	$23,164
'23	$14,781	$24,015
'23	$15,077	$24,389
'23	$14,978	$24,495
'23	$15,778	$26,114
'23	$16,227	$26,953
'23	$16,019	$26,524
'23	$15,394	$25,259
'23	$15,263	$24,728
'23	$16,446	$26,986
'23	$17,044	$28,212
'24	$17,389	$28,686
'24	$18,101	$30,218
'24	$18,679	$31,190
'24	$17,978	$29,916
'24	$18,746	$31,400
'24	$19,269	$32,527
'24	$19,491	$32,922
'24	$19,958	$33,721
'24	$20,292	$34,441
'24	$20,092	$34,129
'24	$21,071	$36,132
'24	$20,486	$35,271
'25	$21,195	$36,253
'25	$21,083	$35,780
'25	$20,047	$33,764
'25	$19,811	$33,535
'25	$20,948	$35,646
'25	$22,017	$37,459
'25	$22,524	$38,299
'25	$22,963	$39,076

Average Annual Return [Table Text Block]

Average Annual Total Returns

Class/Index	1-Year	5-Year	10-Year
Class S No Sales Charge	15.05%	12.60%	8.67%
S&P 500® Index	15.88%	14.74%	14.60%

On each of August 9, 2021, July 29, 2019, and October 19, 2015, the Fund’s investment strategy changed. Performance would have been different if the Fund’s current investment strategy had been in effect during the prior periods.

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Please visit dws.com/en-us/products/mutual-funds for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions.

No Deduction of Taxes [Text Block]	The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 90,897,046
Holdings Count | Holding	242
Advisory Fees Paid, Amount	$ 113,654
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	90,897,046
Number of Portfolio Holdings	242
Portfolio Turnover Rate (%)	27
Total Net Advisory Fees Paid ($)	113,654

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	91%
Cash Equivalents	7%
Exchange-Traded Funds	2%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Information Technology	31%
Financials	17%
Health Care	13%
Communication Services	10%
Industrials	6%
Consumer Discretionary	5%
Utilities	4%
Consumer Staples	3%
Materials	1%
Energy	1%
Real Estate	0%

Ten Largest Equity Holdings

Holdings	38.6% of Net Assets
Microsoft Corp.	7.4%
NVIDIA Corp.	6.6%
Apple, Inc.	5.7%
Alphabet, Inc.	5.2%
Amazon.com, Inc.	4.0%
Meta Platforms, Inc.	3.0%
JPMorgan Chase & Co.	2.0%
Broadcom, Inc.	1.7%
Berkshire Hathaway, Inc.	1.6%
Eli Lilly & Co.	1.4%

Material Fund Change [Text Block]
C000239806
Shareholder Report [Line Items]
Fund Name	DWS Equity Sector Strategy Fund
Class Name	Institutional Class
Trading Symbol	SNPTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS Equity Sector Strategy Fund (the "Fund") for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$53	0.49%

Gross expense ratio as of the latest prospectus: 0.74%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Institutional Class shares of the Fund returned 15.05% for the period ended August 31, 2025. The Fund's index, the S&P 500® Index, returned 15.88% for the same period.

The slight underperformance was largely a function of our defensive positioning in the first eight months of the reporting period. Seeing a variety of potential macroeconomic and policy risks, we maintained a meaningful cash position and a tilt toward lower-beta stocks (those with below-average sensitivity to market movements). As a result, the Fund did not fully participate in the rally in the S&P 500® Index in that span. We subsequently used the March-April sell-off as an opportunity to put cash to work, especially in the information technology and communication services sectors. This shift helped the Fund capitalize on the market recovery from mid-April onward and recapture some of the shortfall caused by its defensive stance earlier in the period.

At the industry level, an overweight position in banks made the largest contribution to performance. An overweight in the interactive media and entertainment industry was an additional positive thanks to holdings in Google parent Alphabet, Inc. (5.2%), Meta Platforms, Inc. (3.0%), and Netflix Corp. (1.2%). The Fund was also helped by overweights in the electric utilities and electric equipment industries (the latter of which is part of the industrials sector). This positioning reflected our effort to emphasize market segments we saw as being poised to capitalize on rising power demand. An underweight in the life sciences and tools category in the healthcare sector was a further positive. On the other hand, an underweight in the auto industry detracted due primarily to the lack of a position in Tesla, Inc.* The Fund was also hurt by its underweight in the semiconductor industry, particularly in NVIDIA, Inc. (6.6%), at a time of elevated enthusiasm about the growth potential of artificial intelligence.

A conservative approach to investing in new entrants to the index was an additional headwind, as it prevented the Fund from taking advantage of the sizable outperformance for Palantir Technologies, Inc., which the Fund didn't hold, among other stocks.

Percentages in parentheses are based on the Fund’s net assets as of August 31, 2025.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Institutional Class	S&P 500® Index
12/1/22	$956,531	$942,400
1/31/23	$1,006,599	$1,001,615
2/28/23	$981,939	$977,177
3/31/23	$1,008,094	$1,013,053
4/30/23	$1,028,271	$1,028,865
5/31/23	$1,020,798	$1,033,337
6/30/23	$1,076,097	$1,101,615
7/31/23	$1,106,736	$1,137,004
8/31/23	$1,092,538	$1,118,901
9/30/23	$1,049,942	$1,065,554
10/31/23	$1,040,975	$1,043,149
11/30/23	$1,121,682	$1,138,415
12/31/23	$1,162,428	$1,190,134
1/31/24	$1,185,950	$1,210,133
2/29/24	$1,234,510	$1,274,749
3/31/24	$1,273,966	$1,315,764
4/30/24	$1,226,164	$1,262,022
5/31/24	$1,278,519	$1,324,599
6/30/24	$1,313,422	$1,372,128
7/31/24	$1,329,356	$1,388,830
8/31/24	$1,361,224	$1,422,518
9/30/24	$1,383,987	$1,452,899
10/31/24	$1,370,329	$1,439,723
11/30/24	$1,437,101	$1,524,236
12/31/24	$1,397,212	$1,487,901
1/31/25	$1,445,577	$1,529,335
2/28/25	$1,437,900	$1,509,380
3/31/25	$1,367,272	$1,424,335
4/30/25	$1,351,918	$1,414,677
5/31/25	$1,428,688	$1,503,723
6/30/25	$1,502,387	$1,580,191
7/31/25	$1,536,166	$1,615,655
8/31/25	$1,566,106	$1,648,407

Average Annual Return [Table Text Block]

Average Annual Total Returns

Class/Index	1-Year	Since Inception 12/1/22
Institutional Class No Sales Charge	15.05%	17.77%
S&P 500® Index	15.88%	19.94%

On each of August 9, 2021, July 29, 2019, and October 19, 2015, the Fund’s investment strategy changed. Performance would have been different if the Fund’s current investment strategy had been in effect during the prior periods.

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Please visit dws.com/en-us/products/mutual-funds for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions.

Performance Inception Date	Dec. 01, 2022
No Deduction of Taxes [Text Block]	The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 90,897,046
Holdings Count | Holding	242
Advisory Fees Paid, Amount	$ 113,654
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	90,897,046
Number of Portfolio Holdings	242
Portfolio Turnover Rate (%)	27
Total Net Advisory Fees Paid ($)	113,654

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	91%
Cash Equivalents	7%
Exchange-Traded Funds	2%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Information Technology	31%
Financials	17%
Health Care	13%
Communication Services	10%
Industrials	6%
Consumer Discretionary	5%
Utilities	4%
Consumer Staples	3%
Materials	1%
Energy	1%
Real Estate	0%

Ten Largest Equity Holdings

Holdings	38.6% of Net Assets
Microsoft Corp.	7.4%
NVIDIA Corp.	6.6%
Apple, Inc.	5.7%
Alphabet, Inc.	5.2%
Amazon.com, Inc.	4.0%
Meta Platforms, Inc.	3.0%
JPMorgan Chase & Co.	2.0%
Broadcom, Inc.	1.7%
Berkshire Hathaway, Inc.	1.6%
Eli Lilly & Co.	1.4%

Material Fund Change [Text Block]